Long-Term Debt - Total Long-Term Debt Outstanding Maturities (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Debt Disclosure [Abstract]
2023	$ 175
2024	172
2025	922
2026	172
2027	908
Thereafter	373
Total	$ 2,722